LVIP Delaware SMID Cap Core Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.47%
Airlines–0.65%
†Allegiant Travel Co.	26,437	$ 4,293,104
		4,293,104
Auto Components–1.01%
BorgWarner, Inc.	108,510	4,221,039
Dana, Inc.	141,541	2,486,875
		6,707,914
Banks–6.99%
Comerica, Inc.	66,340	5,999,126
East West Bancorp, Inc.	116,484	9,204,566
First Horizon Corp.	77,837	1,828,391
Independent Bank Group, Inc.	41,615	2,961,323
SouthState Corp.	64,221	5,239,791
Umpqua Holdings Corp.	291,211	5,492,240
Valley National Bancorp	350,236	4,560,073
Webster Financial Corp.	120,826	6,780,755
Western Alliance Bancorp	53,366	4,419,772
		46,486,037
Biotechnology–5.78%
†Agios Pharmaceuticals, Inc.	65,994	1,921,085
†Amicus Therapeutics, Inc.	219,794	2,081,449
†Biohaven Pharmaceutical Holding Co. Ltd.	38,190	4,528,188
†Blueprint Medicines Corp.	57,115	3,648,506
†Exact Sciences Corp.	29,541	2,065,507
†Halozyme Therapeutics, Inc.	134,013	5,344,438
†Insmed, Inc.	109,961	2,584,084
†Ligand Pharmaceuticals, Inc.	38,587	4,340,652
†Natera, Inc.	54,161	2,203,269
†Neurocrine Biosciences, Inc.	59,393	5,568,094
†Ultragenyx Pharmaceutical, Inc.	57,588	4,182,041
		38,467,313
Building Products–1.17%
Carlisle Cos., Inc.	14,696	3,614,040
Zurn Water Solutions Corp.	117,075	4,144,455
		7,758,495
Capital Markets–1.91%
Hamilton Lane, Inc. Class A	42,772	3,305,848
Raymond James Financial, Inc.	49,339	5,422,850
Stifel Financial Corp.	58,209	3,952,391
		12,681,089
Chemicals–2.38%
Huntsman Corp.	245,079	9,192,913
Minerals Technologies, Inc.	99,851	6,605,144
		15,798,057
Commercial Services & Supplies–2.23%
ABM Industries, Inc.	88,705	4,083,978
†Casella Waste Systems, Inc. Class A	35,345	3,097,989
†Clean Harbors, Inc.	36,047	4,024,287
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	21,794	$ 3,594,703
		14,800,957
Construction & Engineering–4.03%
†Ameresco, Inc. Class A	41,391	3,290,585
†MasTec, Inc.	44,250	3,854,175
Quanta Services, Inc.	93,209	12,267,236
†WillScot Mobile Mini Holdings Corp.	188,111	7,360,783
		26,772,779
Containers & Packaging–0.68%
Westrock Co.	96,246	4,526,449
		4,526,449
Electrical Equipment–0.82%
†Generac Holdings, Inc.	6,924	2,058,228
Regal Rexnord Corp.	22,790	3,390,696
		5,448,924
Electronic Equipment, Instruments & Components–0.92%
†II-VI, Inc.	84,834	6,149,617
		6,149,617
Energy Equipment & Services–1.01%
†Liberty Oilfield Services, Inc. Class A	453,801	6,725,331
		6,725,331
Entertainment–0.38%
†IMAX Corp.	133,448	2,526,171
		2,526,171
Equity Real Estate Investment Trusts–7.28%
American Assets Trust, Inc.	49,575	1,878,397
Brixmor Property Group, Inc.	218,967	5,651,538
Camden Property Trust	46,835	7,783,977
Cousins Properties, Inc.	119,375	4,809,619
†DiamondRock Hospitality Co.	229,092	2,313,829
First Industrial Realty Trust, Inc.	82,560	5,111,290
Kite Realty Group Trust	143,520	3,267,950
Life Storage, Inc.	45,102	6,333,674
LXP Industrial Trust	262,074	4,114,562
Pebblebrook Hotel Trust	139,862	3,423,822
Physicians Realty Trust	214,101	3,755,331
		48,443,989
Food & Staples Retailing–1.72%
†BJ's Wholesale Club Holdings, Inc.	61,958	4,188,981
Casey's General Stores, Inc.	36,537	7,240,537
		11,429,518
Food Products–0.88%
J & J Snack Foods Corp.	37,543	5,822,919
		5,822,919
LVIP Delaware SMID Cap Core Fund–1

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.77%
Spire, Inc.	71,025	$ 5,096,754
		5,096,754
Health Care Equipment & Supplies–1.00%
†Quidel Corp.	23,630	2,657,430
†Shockwave Medical, Inc.	19,181	3,977,372
		6,634,802
Health Care Providers & Services–0.83%
Encompass Health Corp.	77,500	5,511,025
		5,511,025
Health Care Technology–0.79%
†Inspire Medical Systems, Inc.	20,401	5,236,733
		5,236,733
Hotels, Restaurants & Leisure–3.24%
Aramark	174,246	6,551,650
†Brinker International, Inc.	74,008	2,824,145
Jack in the Box, Inc.	44,520	4,158,613
Texas Roadhouse, Inc.	46,026	3,853,757
Wendy's Co.	190,923	4,194,578
		21,582,743
Household Durables–2.18%
†Helen of Troy Ltd.	13,898	2,721,784
KB Home	69,979	2,265,920
La-Z-Boy, Inc.	93,873	2,475,431
†Taylor Morrison Home Corp.	98,498	2,681,116
Toll Brothers, Inc.	91,942	4,323,113
		14,467,364
Insurance–4.12%
Axis Capital Holdings Ltd.	99,091	5,992,033
Kemper Corp.	94,585	5,347,836
Primerica, Inc.	43,817	5,995,042
Reinsurance Group of America, Inc.	49,782	5,449,137
Selective Insurance Group, Inc.	51,803	4,629,116
		27,413,164
Interactive Media & Services–1.17%
†Yelp, Inc.	98,883	3,372,899
†Ziff Davis, Inc.	45,692	4,422,072
		7,794,971
IT Services–3.42%
†ExlService Holdings, Inc.	75,168	10,769,319
Switch, Inc. Class A	142,725	4,398,785
†WNS Holdings Ltd. ADR	88,378	7,555,435
		22,723,539
Leisure Products–1.37%
†Malibu Boats, Inc. Class A	93,248	5,409,316
†YETI Holdings, Inc.	61,663	3,698,547
		9,107,863
Life Sciences Tools & Services–2.49%
Bio-Techne Corp.	14,098	6,104,998
†ICON PLC	20,367	4,953,662
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†NeoGenomics, Inc.	66,026	$ 802,216
†Repligen Corp.	25,034	4,708,645
		16,569,521
Machinery–4.16%
Barnes Group, Inc.	37,279	1,498,243
Columbus McKinnon Corp.	23,285	987,284
ESCO Technologies, Inc.	29,429	2,057,676
Federal Signal Corp.	64,987	2,193,311
†Gates Industrial Corp. PLC	135,225	2,036,488
Graco, Inc.	55,433	3,864,789
Kadant, Inc.	14,319	2,780,607
Lincoln Electric Holdings, Inc.	34,234	4,717,788
Oshkosh Corp.	47,631	4,794,060
Woodward, Inc.	21,922	2,738,277
		27,668,523
Marine–0.84%
†Kirby Corp.	77,625	5,603,749
		5,603,749
Media–0.88%
Interpublic Group of Cos., Inc.	164,876	5,844,854
		5,844,854
Metals & Mining–3.38%
Kaiser Aluminum Corp.	63,999	6,026,146
Reliance Steel & Aluminum Co.	59,491	10,907,675
Worthington Industries, Inc.	107,611	5,532,281
		22,466,102
Multi-Utilities–1.21%
Black Hills Corp.	53,772	4,141,519
NorthWestern Corp.	65,073	3,936,266
		8,077,785
Oil, Gas & Consumable Fuels–4.45%
Chesapeake Energy Corp.	64,948	5,650,476
Diamondback Energy, Inc.	127,029	17,413,135
PDC Energy, Inc.	90,153	6,552,320
		29,615,931
Pharmaceuticals–1.62%
†Catalent, Inc.	66,233	7,345,240
†Supernus Pharmaceuticals, Inc.	106,856	3,453,586
		10,798,826
Professional Services–2.90%
†ASGN, Inc.	61,576	7,186,535
Jacobs Engineering Group, Inc.	46,322	6,383,635
KBR, Inc.	92,109	5,041,126
†Upwork, Inc.	30,330	704,869
		19,316,165

LVIP Delaware SMID Cap Core Fund–2

LVIP Delaware SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–1.21%
Knight-Swift Transportation Holdings, Inc.	90,331	$ 4,558,102
Werner Enterprises, Inc.	85,622	3,510,502
		8,068,604
Semiconductors & Semiconductor Equipment–3.95%
Azenta, Inc.	46,576	3,860,219
†Ichor Holdings Ltd.	33,471	1,192,237
†MACOM Technology Solutions Holdings, Inc.	56,990	3,411,991
†MaxLinear, Inc.	74,021	4,319,125
†ON Semiconductor Corp.	103,363	6,471,558
†Semtech Corp.	48,712	3,377,690
†Silicon Laboratories, Inc.	24,057	3,613,362
		26,246,182
Software–6.18%
†Blackline, Inc.	23,956	1,754,058
†Box, Inc. Class A	73,661	2,140,589
†Consensus Cloud Solutions, Inc.	15,398	925,882
†Dynatrace, Inc.	62,010	2,920,671
†Guidewire Software, Inc.	29,125	2,755,808
†Paycom Software, Inc.	3,754	1,300,311
†Procore Technologies, Inc.	34,430	1,995,563
†PTC, Inc.	62,646	6,748,227
†Q2 Holdings, Inc.	46,099	2,842,003
†Rapid7, Inc.	47,780	5,315,047
†Smartsheet, Inc. Class A	52,146	2,856,558
†Sprout Social, Inc. Class A	22,504	1,803,020
SS&C Technologies Holdings, Inc.	41,447	3,109,354
†Tyler Technologies, Inc.	2,960	1,316,874
†Varonis Systems, Inc.	70,276	3,340,921
		41,124,886
Specialty Retail–2.79%
American Eagle Outfitters, Inc.	220,463	3,703,778
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Dick's Sporting Goods, Inc.	72,477	$ 7,249,150
†Five Below, Inc.	41,113	6,511,066
Sonic Automotive, Inc. Class A	25,512	1,084,515
		18,548,509
Textiles, Apparel & Luxury Goods–1.04%
Steven Madden Ltd.	179,408	6,932,325
		6,932,325
Thrifts & Mortgage Finance–1.56%
Essent Group Ltd.	116,997	4,821,447
†NMI Holdings, Inc. Class A	142,565	2,939,690
WSFS Financial Corp.	56,650	2,641,023
		10,402,160
Trading Companies & Distributors–2.08%
†Beacon Roofing Supply, Inc.	93,427	5,538,352
Boise Cascade Co.	72,014	5,002,813
†WESCO International, Inc.	25,386	3,303,734
		13,844,899
Total Common Stock (Cost $459,160,543)		661,536,642

MONEY MARKET FUND–0.58%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	3,864,152	3,864,152
Total Money Market Fund (Cost $3,864,152)		3,864,152

TOTAL INVESTMENTS–100.05% (Cost $463,024,695)	665,400,794
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(324,960)
NET ASSETS APPLICABLE TO 25,615,969 SHARES OUTSTANDING–100.00%	$665,075,834

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP Delaware SMID Cap Core Fund–3

LVIP Delaware SMID Cap Core Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware SMID Cap Core Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$661,536,642	$—	$—	$661,536,642
Money Market Fund	3,864,152	—	—	3,864,152
Total Investments	$665,400,794	$—	$—	$665,400,794
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware SMID Cap Core Fund–4